Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
11.	LEASES

The leases of the Company were classified as operating leases mainly for offices and staff dormitories. Rent expense is recognized on a straight-line basis over the lease term. The discount rate was set with reference to the loan prime rate published by the Bank of China.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
Right-of-use assets	$3,228	$8,560

Operating lease liabilities – current	$1,027	$2,033
Operating lease liabilities – non-current	2,172	6,943
Total operating lease liabilities	$3,199	$8,976

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2025 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.24
Weighted average discount rate	3.64%

During the years ended December 31, 2023, 2024 and 2025, the Group incurred total operating lease expenses of $1,538, $1,372 and $2,321, respectively. During the years ended December 31, 2023, 2024 and 2025, the Group’s cash paid for amounts included in measurement of lease liabilities of $105, $2,686 and $7,066, respectively.

The following is a schedule of future minimum payments under the Company’s operating leases as of December 31, 2025:

Amounts
2026	$2,324
2027	2,207
2028	2,196
2029	2,048
2030	940
Total lease payments	9,715
Less: imputed interest	(739)
Total operating lease liabilities, net of interest	$8,976